Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Interest rate derivatives USD ($)	Sep. 30, 2014 Interest rate derivatives INR	Mar. 31, 2014 Interest rate derivatives INR	Sep. 30, 2014 Currency options USD ($)	Sep. 30, 2014 Currency options INR	Mar. 31, 2014 Currency options INR	Sep. 30, 2014 Currency swaps USD ($)	Sep. 30, 2014 Currency swaps INR	Mar. 31, 2014 Currency swaps INR	Sep. 30, 2014 Forward exchange contracts USD ($)	Sep. 30, 2014 Forward exchange contracts INR	Mar. 31, 2014 Forward exchange contracts INR
Derivatives, Fair Value [Line Items]
Notional	$ 141,039.5	8,733,158.7	6,763,481.6	$ 25,376.9	1,571,336.9	1,772,658.7	$ 2,562.6	158,673.9	165,920.4	$ 1,165.2	72,146.2	71,041.3	$ 111,934.8	6,931,001.7	4,753,861.2
Gross Assets		85,507.2	142,479.3		6,235.1	10,766.4		1,003.3	1,329.4		5,657.7	5,055.9		72,611.1	125,327.6
Gross Liabilities		76,726.8	124,176.3		7,091.6	12,240.7		1,381.9	1,640.4		3,094.2	3,326.6		65,159.1	106,968.6
Net Fair Value	$ 141.8	8,780.4	18,303.0	$ (13.8)	(856.5)	(1,474.3)	$ (6.1)	(378.6)	(311.0)	$ 41.4	2,563.5	1,729.3	$ 120.3	7,452.0	18,359.0